UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2018 (Unaudited)

Deutsche High Conviction Global Bond Fund

		Principal Amount ($) (a)	Value ($)
Bonds 96.5%
Argentina 5.2%
Banco Hipotecario SA, 144A, BADLARPP + 4.000%, 25.938% *, 11/7/2022	ARS	9,025,000	489,334
Provincia de Rio Negro, 144A, 7.75%, 12/7/2025		1,200,000	1,182,000
Republic of Argentina:
REG S, 3.875%, 1/15/2022	EUR	500,000	649,070
6.875%, 1/11/2048		1,285,000	1,243,237
(Cost $3,535,804)			3,563,641
Armenia 1.1%
Republic of Armenia, 144A, 6.0%, 9/30/2020 (Cost $729,750)		700,000	738,500
Australia 5.9%
Republic of Australia, Series 148, REG S, 2.75%, 11/21/2027 (Cost $3,933,120)	AUD	5,000,000	4,011,606
Cayman Islands 2.7%
Latam Finance Ltd., 144A, 6.875%, 4/11/2024		1,000,000	1,060,000
Neuberger Berman Loan Advisers CLO Ltd., "B", Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 3.425% *, 1/15/2030 (b) (c)		750,000	750,000
(Cost $1,750,000)			1,810,000
Chile 1.4%
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021		530,000	530,795
Empresa Nacional del Petroleo, 144A, 4.5%, 9/14/2047		460,000	445,188
(Cost $976,798)			975,983
Ecuador 1.4%
Republic of Ecuador, 144A, 7.875%, 1/23/2028 (Cost $910,000)		910,000	924,105
France 0.9%
BNP Paribas SA, 144A, 4.625%, 3/13/2027		300,000	315,124
Electricite de France SA, 144A, 4.75%, 10/13/2035		90,000	97,415
Societe Generale SA, 144A, 2.625%, 9/16/2020		210,000	209,685
(Cost $610,486)			622,224
Germany 9.3%
Federal Republic of Germany, Series 172, REG S, 0.25%, 10/16/2020 (Cost $5,760,868)	EUR	5,000,000	6,317,315
Ghana 1.2%
Republic of Ghana, 144A, 9.25%, 9/15/2022 (d) (Cost $710,000)		710,000	802,428
Greece 1.6%
Republic of Hellenic, 144A, REG S, 4.375%, 8/1/2022 (Cost $1,063,225)	EUR	845,000	1,114,373
Honduras 0.7%
Government of Honduras, 144A, 6.25%, 1/19/2027 (Cost $430,000)		430,000	461,725
Hungary 1.0%
Republic of Hungary, 6.375%, 3/29/2021 (Cost $682,800)		600,000	660,600
Indonesia 8.9%
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	25,080,000,000	2,144,781
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		2,000,000	2,128,320
Perusahaan Penerbit SBSN Indonesia III:
144A, 3.4%, 3/29/2022		785,000	788,925
144A, 4.325%, 5/28/2025		200,000	206,250
Republic of Indonesia, Series FR74, 7.5%, 8/15/2032	IDR	9,500,000,000	755,141
(Cost $5,846,070)			6,023,417
Japan 7.1%
Japan Government Thirty Year Bond:
Series 52, 0.5%, 9/20/2046	JPY	60,000,000	508,458
Series 25, 2.3%, 12/20/2036	JPY	105,000,000	1,263,934
Japan Government Twenty Year Bond, Series 92, 2.1%, 12/20/2026	JPY	285,000,000	3,081,979
(Cost $4,908,402)			4,854,371
Kazakhstan 4.8%
KazAgro National Management Holding JSC:
REG S, 3.255%, 5/22/2019	EUR	2,000,000	2,538,969
144A, 4.625%, 5/24/2023		700,000	712,390
(Cost $2,932,821)			3,251,359
Malaysia 2.1%
Government of Malaysia, 144A, 3.043%, 4/22/2025 (Cost $1,420,000)		1,420,000	1,403,982
Mexico 0.7%
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		250,000	264,250
Petroleos Mexicanos, 144A, 5.375%, 3/13/2022		236,000	249,924
(Cost $483,007)			514,174
Netherlands 0.2%
LYB International Finance II BV, 3.5%, 3/2/2027 (Cost $113,813)		115,000	113,768
Nigeria 1.3%
Africa Finance Corp., 144A, 3.875%, 4/13/2024 (Cost $883,263)		890,000	892,741
Oman 2.7%
Oman Government International Bond, 144A, 6.75%, 1/17/2048 (d) (Cost $1,753,629)		1,775,000	1,805,175
Portugal 0.6%
Republic of Portugal, 144A, 5.125%, 10/15/2024 (Cost $404,000)		400,000	429,908
Sri Lanka 1.7%
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	504,350
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		200,000	203,501
144A, 6.2%, 5/11/2027		445,000	467,938
(Cost $1,146,500)			1,175,789
Turkey 2.6%
Republic of Turkey, 5.125%, 2/17/2028 (Cost $1,759,575)		1,770,000	1,737,414
United Kingdom 0.3%
HSBC Holdings PLC, 4.375%, 11/23/2026 (Cost $199,984)		200,000	205,959
United States 31.1%
Ares Capital Corp., 3.625%, 1/19/2022		60,000	59,512
AT&T, Inc.:
3.4%, 5/15/2025		140,000	136,219
4.5%, 5/15/2035		90,000	88,646
Broadcom Corp.:
144A, 3.0%, 1/15/2022		105,000	103,110
144A, 3.625%, 1/15/2024		120,000	118,387
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023		50,000	46,768
(REIT), 5.95%, 12/15/2026 (d)		125,000	115,187
Citigroup Commercial Mortgage Trust, "B", Series 2018-TBR, 144A, 1-month USD-LIBOR + 1.150%, 2.7% *, 12/15/2019 (b) (c)		700,000	700,000
Dell International LLC:
144A, 4.42%, 6/15/2021		390,000	404,430
144A, 8.1%, 7/15/2036		40,000	50,840
DXC Technology Co., 4.75%, 4/15/2027		285,000	298,295
Energy Transfer LP, 5.95%, 10/1/2043		30,000	32,184
Energy Transfer Partners LP, 4.5%, 11/1/2023		40,000	41,019
Fannie Mae Connecticut Avenue Securities, “1M1”, Series 2016-C02, 1-month USD-LIBOR + 2.150%, 3.711% *, 9/25/2028		252,663	254,860
Federal Home Loan Mortgage Corp.:
“PI”, Series 3940, Interest Only, 4.0%, 2/15/2041		286,771	45,979
5.5%, 6/1/2035		666,543	735,581
Federal National Mortgage Association, “4”, Series 406, Interest Only, 4.0%, 9/25/2040		212,840	44,395
FS Investment Corp., 4.75%, 5/15/2022		80,000	81,420
General Motors Co., 6.6%, 4/1/2036		30,000	36,363
Government National Mortgage Association:
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044		218,005	27,682
“AI”, Series 2011-94, Interest Only, 4.5%, 1/20/2039		229,029	4,347
“PI”, Series 2014-108, Interest Only, 4.5%, 12/20/2039		212,446	40,961
“EI”, Series 2011-162, Interest Only, 4.5%, 5/20/2040		276,470	12,362
“DI”, Series 2011-40, Interest Only, 4.5%, 12/20/2040		45,095	74
“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039		201,495	37,681
“IV”, Series 2009-69, Interest Only, 5.5%, 8/20/2039		253,538	43,727
“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039		162,221	28,694
7.0%, with various maturities from 1/15/2029 until 2/15/2029		34,386	35,287
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		95,000	95,240
InTown Hotel Portfolio Trust, “C”, Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 2.81% *, 1/15/2033 (b)		230,000	230,165
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		60,000	59,166
Nordstrom, Inc.:
4.0%, 3/15/2027		60,000	59,027
5.0%, 1/15/2044		95,000	91,797
Santander Holdings U.S.A., Inc., 144A, 3.7%, 3/28/2022		205,000	207,062
Select Income REIT, (REIT), 4.15%, 2/1/2022		60,000	59,971
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		40,000	40,306
U.S. Treasury Bill, 1.18% **, 8/16/2018 (e)		1,243,000	1,231,910
U.S. Treasury Bond, 3.0%, 5/15/2047		130,000	131,417
U.S. Treasury Notes:
1.375%, 9/30/2019		2,270,000	2,243,221
1.625%, 7/31/2019		12,000,000	11,921,719
1.75%, 5/31/2022		50,000	48,504
2.0%, 5/31/2024		54,000	52,003
2.375%, 5/15/2027		105,000	102,014
Verizon Communications, Inc., 2.625%, 8/15/2026		150,000	138,070
Wells Fargo Commercial Mortgage Trust, “A4”, Series 2015-SG1, 3.789%, 9/15/2048		750,000	773,819
(Cost $21,271,083)			21,109,421
Total Bonds (Cost $64,214,998)			65,519,978
		Shares	Value ($)
Securities Lending Collateral 4.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.25% (f) (g) (Cost $2,791,725)		2,791,725	2,791,725
Cash Equivalents 6.3%
Deutsche Central Cash Management Government Fund, 1.34% (f) (Cost $4,237,691)		4,237,691	4,237,691
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $71,244,414)		106.9	72,549,394
Other Assets and Liabilities, Net		(6.9)	(4,680,216)
Net Assets		100.0	67,869,178

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Investment was valued using significant unobservable inputs.
(d)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2018 amounted to $2,707,125, which is 4.0% of net assets.
(e)	At January 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
BADLARPP: Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)

10 Year U.S. Treasury Note	USD	3/20/2018	57	7,056,041	6,929,954	(126,087)
2 Year U.S. Treasury Note	USD	3/29/2018	35	7,492,251	7,463,203	(29,048)
5 Year Canadian Government Bond	CAD	3/20/2018	33	3,222,130	3,174,707	(47,423)
United Kingdom Long Gilt Bond	GBP	3/27/2018	27	4,767,884	4,682,351	(85,533)
Total unrealized depreciation						(288,091)

At January 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)

10 Year Australian Bond	AUD	3/15/2018	35	3,670,579	3,598,476	72,103
U.S. Treasury Long Bond	USD	3/20/2018	9	1,376,138	1,330,312	45,826
Total unrealized appreciation						117,929

As of January 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,754,325	AUD	2,320,000	2/2/2018	115,104	National Australia Bank Ltd.
USD	5,008,059	GBP	3,750,000	2/2/2018	316,784	Citigroup, Inc.
USD	5,010,693	CAD	6,450,000	2/2/2018	233,332	JPMorgan Chase Securities, Inc.
USD	3,620,903	EUR	3,000,000	2/16/2018	107,319	Morgan Stanley
USD	2,955,948	EUR	2,500,000	2/16/2018	150,905	Bank of America
USD	2,695,866	MXN	52,840,000	2/16/2018	136,137	Toronto-Dominion Bank
USD	4,582,200	JPY	500,000,000	2/16/2018	1,544	JPMorgan Chase Securities, Inc.
USD	4,459,110	JPY	500,000,000	2/16/2018	124,633	Toronto-Dominion Bank
USD	3,472,147	JPY	382,000,000	2/16/2018	29,832	State Street Bank & Trust Co.
USD	3,721,416	EUR	3,000,000	2/16/2018	6,807	Toronto-Dominion Bank
USD	3,722,538	EUR	3,000,000	2/16/2018	5,684	Citigroup, Inc.
Total unrealized appreciation					1,228,081

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
CAD	4,300,000	USD	3,383,264	2/2/2018	(112,752)	Canadian Imperial Bank of Commerce
GBP	3,750,000	USD	5,063,213	2/2/2018	(261,630)	Citigroup, Inc.
GBP	1,340,000	USD	1,798,217	2/2/2018	(104,527)	Credit Agricole
AUD	6,960,000	USD	5,334,583	2/2/2018	(273,704)	National Australia Bank Ltd.
GBP	1,340,000	USD	1,798,064	2/2/2018	(104,680)	Toronto-Dominion Bank
CAD	6,450,000	USD	5,078,593	2/2/2018	(165,431)	JPMorgan Chase Securities, Inc.
USD	1,906,975	GBP	1,340,000	2/2/2018	(4,232)	Credit Agricole
USD	1,910,932	GBP	1,340,000	2/2/2018	(8,189)	Toronto-Dominion Bank
USD	3,740,443	AUD	4,640,000	2/2/2018	(1,585)	National Australia Bank Ltd.
CAD	2,150,000	USD	1,695,752	2/2/2018	(52,256)	State Street Bank & Trust Co.
MXN	52,840,000	USD	2,739,161	2/16/2018	(92,842)	Toronto-Dominion Bank
AUD	5,050,000	USD	3,857,857	2/16/2018	(211,112)	JPMorgan Chase Securities, Inc.
EUR	3,000,000	USD	3,569,745	2/16/2018	(158,477)	Morgan Stanley
USD	3,731,808	EUR	3,000,000	2/16/2018	(3,585)	Toronto-Dominion Bank
USD	2,299,259	JPY	250,000,000	2/16/2018	(7,387)	Brown Brothers Harriman & Co.
USD	2,486,750	EUR	2,000,000	2/16/2018	(1,268)	Brown Brothers Harriman & Co.
USD	4,597,614	JPY	500,000,000	2/16/2018	(13,870)	Morgan Stanley
EUR	2,500,000	USD	2,994,393	2/16/2018	(112,459)	Bank of America
EUR	2,000,000	USD	2,400,892	2/16/2018	(84,590)	Brown Brothers Harriman & Co.
JPY	250,000,000	USD	2,246,196	2/16/2018	(45,676)	Brown Brothers Harriman & Co.
JPY	500,000,000	USD	4,496,807	2/16/2018	(86,936)	JPMorgan Chase Securities, Inc.
EUR	6,000,000	USD	7,162,659	2/16/2018	(293,787)	Toronto-Dominion Bank
EUR	900,000	USD	1,084,944	2/16/2018	(33,523)	Citigroup, Inc.
JPY	500,000,000	USD	4,511,253	2/16/2018	(72,490)	Morgan Stanley
JPY	500,000,000	USD	4,463,234	2/16/2018	(120,510)	State Street Bank & Trust Co.
Total unrealized depreciation					(2,427,498)

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Bonds	$—	$64,069,978	$1,450,000	$65,519,978
Short-Term Investments (h)	7,029,416	—	—	7,029,416
Derivatives (i)
Futures Contracts	117,929	—	—	117,929
Forward Foreign Currency Exchange Contracts	—	1,228,081	—	1,228,081
Total	$7,147,345	$65,298,059	$1,450,000	$73,895,404
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(288,091)	$—	$—	$(288,091)
Forward Foreign Currency Exchange Contracts	—	(2,427,498)	—	(2,427,498)
Total	$(288,091)	$(2,427,498)	$—	$(2,715,589)

There have been no transfers between fair value measurement levels during the period ended January 31, 2018.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Bonds
Balance as of October 31, 2017	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	0
Amortization premium/discount	—
Purchases	1,450,000
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of January 31, 2018	$1,450,000
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2018	$0

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 1/31/2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Collateralized Mortgage Obligation
	$700,000	Priced at Cost until Settlement	Historical Cost	100 points per bond
Asset Backed Security
	$750,000	Priced at Cost until Settlement	Historical Cost	101 points per bond

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund's fixed income investments include holding at historical cost until the securities settle and an approved third party agent commences pricing. A significant difference between historical cost and the pricing agent’s evaluation of the securities could result in a material change in the fair value measurement.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Currency Contracts	$ —	$ (1,199,417)
Interest Rate Contracts	$ (170,162)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Conviction Global Bond Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2018